ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accumulated other comprehensive income/(loss)	$ (49,647)	$ (25,854)